Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 PAY VERSUS PERFORMANCE DISCLOSURES

The table below includes information related to compensation for the Company’s Principal Executive Officer (“PEO”) and Non-PEO named executive officers, as well as financial performance, during 2020 through 2024.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 45.
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) (e)	Value of initial fixed $100 investment based on			Operating Income (in thousands) (i)
					Total Shareholder Return(3) (f)	Net Income (in thousands) (h)	Peer Group Total Shareholder Return(4) (g)
2024	$5,706,067	$14,925,465	$2,728,072	$5,777,771	359.64	286.45	$180,888	$317,452
2023	7,004,628	8,471,612	3,415,598	4,008,600	155.60	184.08	126,145	253,073
2022	2,585,857	2,406,439	1,505,057	1,419,644	101.97	155.90	133,021	195,338
2021	3,446,638	3,072,011	1,815,042	1,312,950	110.16	168.84	115,739	170,151
2020	2,151,151	2,241,376	1,303,961	1,236,365	125.72	122.63	104,983	163,949

1
Mr. McCormick served as our PEO for the full year for each of 2024, 2023, 2022, 2021, and 2020. For each of 2024, 2023, 2022, 2021 and 2020 our non-PEO NEOs included Mr. Dodgen and Mr. Perisich. For each of 2023, 2022, 2021 and 2020, our non-PEO NEOs also included John F. Moreno Jr.

2
For each of 2024, 2023, 2022, 2021, and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

Mr. McCormick
2024
Summary Compensation Table Total for PEO (column b)	$5,706,067
- Summary Compensation Table “Stock Awards” column value	$(2,477,079)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$4,789,898
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$5,713,173
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$1,193,406
Compensation Actually Paid to PEO (column c)	$14,925,465
Average for Non-PEO NEOs
2024
Summary Compensation Table Average Total for NON-PEO NEOs (column d)	$2,728,072
- Summary Compensation Table “Stock Awards” column value	$(996,976)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$1,408,439
+/- Year-over- year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$2,185,867
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$452,369
Average Compensation Actually Paid to NON-PEO NEOs (column e)	$5,777,771
Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in our Summary Compensation Table amounts.
3
Pursuant to SEC rules, total stockholder return (TSR) amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2020 represents the one-year return for January 1, 2020 to December 31, 2020; for 2021 the returns shown represents the two-year return from January 1, 2020 to December 31, 2021, for 2022 the returns shown represents the three-year return from January 1, 2020 to December 31, 2022; for 2023 the return shown represents the four-year return from January 1, 2020 to December 31, 2023; and for 2024 the return shown represents the five-year return from January 1, 2020 to December 31, 2024.

4
For purposes of this pay versus performance disclosure, our peer group consists of five companies which are: MasTec, Inc., MYR Group, Inc., Dycom Industries, Inc., Sterling Construction Company, Inc., and Granite Construction, Inc. This Peer Group is consistent with the peer group used in Item 5 of our 2024 Form 10-K.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote
1
Mr. McCormick served as our PEO for the full year for each of 2024, 2023, 2022, 2021, and 2020. For each of 2024, 2023, 2022, 2021 and 2020 our non-PEO NEOs included Mr. Dodgen and Mr. Perisich. For each of 2023, 2022, 2021 and 2020, our non-PEO NEOs also included John F. Moreno Jr.

Peer Group Issuers, Footnote
3
Pursuant to SEC rules, total stockholder return (TSR) amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2020 represents the one-year return for January 1, 2020 to December 31, 2020; for 2021 the returns shown represents the two-year return from January 1, 2020 to December 31, 2021, for 2022 the returns shown represents the three-year return from January 1, 2020 to December 31, 2022; for 2023 the return shown represents the four-year return from January 1, 2020 to December 31, 2023; and for 2024 the return shown represents the five-year return from January 1, 2020 to December 31, 2024.
4
For purposes of this pay versus performance disclosure, our peer group consists of five companies which are: MasTec, Inc., MYR Group, Inc., Dycom Industries, Inc., Sterling Construction Company, Inc., and Granite Construction, Inc. This Peer Group is consistent with the peer group used in Item 5 of our 2024 Form 10-K.

PEO Total Compensation Amount	$ 5,706,067	$ 7,004,628	$ 2,585,857	$ 3,446,638	$ 2,151,151
PEO Actually Paid Compensation Amount	$ 14,925,465	8,471,612	2,406,439	3,072,011	2,241,376
Adjustment To PEO Compensation, Footnote
2
For each of 2024, 2023, 2022, 2021, and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

Mr. McCormick
2024
Summary Compensation Table Total for PEO (column b)	$5,706,067
- Summary Compensation Table “Stock Awards” column value	$(2,477,079)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$4,789,898
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$5,713,173
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$1,193,406
Compensation Actually Paid to PEO (column c)	$14,925,465

Non-PEO NEO Average Total Compensation Amount	$ 2,728,072	3,415,598	1,505,057	1,815,042	1,303,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,777,771	4,008,600	1,419,644	1,312,950	1,236,365
Adjustment to Non-PEO NEO Compensation Footnote
2
For each of 2024, 2023, 2022, 2021, and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:
Average for Non-PEO NEOs
2024
Summary Compensation Table Average Total for NON-PEO NEOs (column d)	$2,728,072
- Summary Compensation Table “Stock Awards” column value	$(996,976)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$1,408,439
+/- Year-over- year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$2,185,867
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$452,369
Average Compensation Actually Paid to NON-PEO NEOs (column e)	$5,777,771

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and (i) Net Income and (ii) Operating Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and (i) Net Income and (ii) Operating Income
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Total Shareholder Return
Tabular List, Table
The following table lists the financial and non-financial performance measures that we believe represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO NEOs for 2024 to our performance:
Net Income
Operating Income
Adjusted EBITDA
New Business Generated
Total Recordable Incident Rate

Total Shareholder Return Amount	$ 359.64	155.6	101.97	110.16	125.72
Peer Group Total Shareholder Return Amount	180,888	126,145	133,021	115,739	104,983
Net Income (Loss)	$ 286,450	$ 184,080.00	$ 155,900	$ 168,840	$ 122,630
Company Selected Measure Amount	317,452,000	253,073,000	195,338,000	170,151,000	163,949,000
PEO Name	Mr. McCormick
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	New Business Generated
Measure:: 5
Pay vs Performance Disclosure
Name	Total Recordable Incident Rate
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,477,079)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,789,898
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,713,173
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,193,406
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(996,976)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,408,439
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,185,867
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 452,369